WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
WARRANTS

NOTE 10 WARRANTS

The following table outlines the warrants outstanding as of September 30, 2016. All warrants have been accounted for as derivative liabilities (see NOTE 11 DERIVATIVE LIABILITIES):

Warrants	Outstanding	Number of Warrants Exercisable Into One Common Share	Total Shares of Common Stock Underlying the Warrant	Aggregate Exercise Price for One Common Share	Expiration
Class A	1,532,598	50.4 million	48	$ 561.00	April 2021 – July 2021
Class B	1,310,956	50.4 million	29	$ 561.00	April 2021 – July 2021
Series B	1,074,082	50.4 million	34	$84.1 million	March 2021 – July 2021
Series D	3,503,116	840,000	8	$37,920.00	June 2021
2015 Subordination	105,516	840,000	2	$37,920.00	June 2021
Series G	3,075,000	24,000	159	$ 561.00	June 2021
Series H	56,250,000	24,000	2,346	$49,920.00	December 2021
2016 Subordination	1,687,500	24,000	71	$49,920.00	December 2021
Common	372,331	50.4 million	19	$561.00 – $1,612.8 million	July 2016 – July 2021
Total Warrants	68,911,099		2,697
All Warrants with the exception of the Series H and 2016 Subordination Warrants are exercisable as of September 30, 2016.
Class A Warrants
The Class A Warrants include a provision which provides that the exercise price of the Class A Warrants will be adjusted in connection with certain equity issuances by the Company. In June 2016, as a result of the June 2016 Unit Offering, the price adjustment provision was triggered and the exercise price was adjusted to $570.00 per share of common stock. During the three months ended September 30, 2016, conversions of the 2015 Convertible note triggered the adjustment provision and the exercise price was adjusted to $561.00 per share of common stock.
Class B Warrants
The Class B Warrants include a provision which provides that the exercise price of the Class B Warrants will be adjusted in connection with certain equity issuances by the Company. In June 2016, as a result of the June 2016 Unit Offering, the price adjustment provision was triggered and the exercise price was adjusted to $570.00 per share of common stock. During the three months ended September 30, 2016, conversions of the 2015 Convertible note triggered the adjustment provision and the exercise price was adjusted to $561.00 per share of common stock.
Series B Warrants
The Series B Warrants include a provision which provides that the exercise price of the Series B Warrants is subject to reduction in connection with certain equity issuances by the Company that are below the then current market price. In June 2016, as a result of the June 2016 Unit Offering, the price reduction provision was trigged and the exercise price was reduced to $5.0 million per share of common stock. During the three months ended September 30, 2016, conversions of the 2015 Convertible note triggered the adjustment provision and the exercise price was adjusted to $84.1 million per share of common stock.
Series C Warrants
During the nine months ended September 30, 2016, 5,229,973 Series C Warrants were exercised pursuant to the cashless exercise provision. The Company settled 5,091,815 of the Series C Warrant exercises through the issuance of 64 shares of common stock and the Company settled 138,158 of the Series C Warrant exercises with cash in the amount of $314,879.
On January 21, 2016 all outstanding Series C Warrants were mandatorily exercised utilizing the cashless provision of the warrants and the corresponding shares of common stock issued. As of September 30, 2016 there are 47,528 Series C Warrant certificates that have yet to be delivered to the Company representing 1 share of common stock.
Series D Warrants
The Series D Warrants include a provision which provides that the exercise price of the Series D Warrants will be adjusted in connection with certain equity issuances by the Company. In February 2016, as a result of the February 2016 Unit Offering, the price adjustment provision was triggered and the exercise price was adjusted to $168,000.00 per share of common stock. In March 2016, pursuant to the approval of the Company’s stockholders of the removal of the exercise floor price, the exercise price was adjusted to $134,400.00 per share of common stock. In June 2016, as a result of the June 2016 Unit Offering, the price adjustment provision was triggered and the exercise price was adjusted to $45,600.00 per share of common stock. In July 2016 as a result of the 2016 Notes, the price adjustment provision was triggered and the exercise price was adjusted to $37,920.00 per share of common stock.
2015 Subordination Warrants
The 2015 Subordination Warrants include a provision which provides that the exercise price of the 2015 Subordination Warrants will be adjusted in connection with certain equity issuances by the Company subject to a floor exercise price of $7.00 per share of common stock. In February 2016, as a result of the February 2016 Unit Offering, the price adjustment provision was triggered and the exercise price was adjusted to $168,000.00 per share of common stock which was the floor exercise price adjusted for the stock splits. In March 2016, pursuant to the approval of the Company’s stockholders of the removal of the exercise floor price, the exercise price was adjusted to $134,400.00 per share of common stock. In June 2016, as a result of the June 2016 Unit Offering, the price adjustment provision was triggered and the exercise price was adjusted to $45,600.00 per share of common stock. In July 2016, as a result of the issuance of the 2016 Notes, the price adjustment provision was triggered and the exercise price was adjusted to $37,920.00 per share of common stock.
Series E Warrants
On April 7, 2016, the Company entered into certain warrant exchange agreements (the “Exchange Agreements”), each by and between the Company and a holder of its outstanding Series E Warrants, pursuant to which the Company and each such holder agreed to exchange outstanding Series E Warrants for shares of common stock of the Company. Pursuant to the Exchange Agreements, the Company issued 28 shares of common stock of the Company in exchange for the surrender by the holders to the Company of 58,800,000 Series E Warrants exercisable to acquire approximately 70 shares of common stock of the Company (representing an exchange ratio of one share of common stock for each 2.584 shares of common stock underlying the surrendered Series E Warrants). The surrendered Series E Warrants were immediately cancelled by the Company and there are not any Series E Warrants issued and outstanding (see NOTE 9 COMMON STOCK).
Series G Warrants
In connection with the June 2016 Unit Offering, the Company issued Series G Warrants to purchase 163 shares of common stock as part of the units sold in the offering (see NOTE 9 COMMON STOCK). The Series G Warrants had an initial exercise price of $45,600.00. The warrants contain a provision that the exercise price will adjust if the Company has certain equity issuances for consideration per share that is less than the current exercise price of the Series G Warrants. The Series G Warrants expire 5 years after the date of issuance. On July 11, 2016, 85,000 of the Series G Warrants were exercised for cash in the amount of $113,900. Pursuant to the exercise of these warrants, the Company issued 4 shares of common stock. During the three months ended September 30, 2016, conversions of the 2015 Convertible note triggered the adjustment provision and the exercise price was adjusted to $561.00 per share of common stock.
Series H Warrants
In connection with the issuance of the 2016 Notes, the Company issued 56,250,000 Series H Warrants exercisable for 2,346 shares of common stock. Each Series H Warrant will be exercisable by the holder beginning six months after the date of issuance and continuing for a period five years thereafter. Each Series H Warrant will be exercisable initially at a price equal to $49,920.00 per share of common stock, subject to adjustments for certain dilutive events. During the three months ended September 30, 2016, there have been no adjustments to the exercise price of the Series H Warrants and therefore remains at $49,920.00 per share of common stock.
2016 Subordination Warrants
In consideration of the Utah Autism Foundation and Spring Forth Investments LLC entering into subordination agreements in connection with the 2016 Notes, the Company has agreed to issue to the entities warrants exercisable for 71 shares of common stock (the “2016 Subordination Warrants”). The 2016 Subordination Warrants have the same material terms and conditions as the Series H Warrants. Each 2016 Subordination Warrant will be exercisable by the holder beginning six months after the date of issuance and continuing for a period five years thereafter. Each Series H Warrant will be exercisable initially at a price equal to $49,920.00 per share of common stock, subject to adjustments for certain dilutive events. During the three months ended September 30, 2016, there have been no adjustments to the exercise price of the Series H Warrants and therefore remains at $49,920.00 per share of common stock.
Common Warrants
Certain Common Warrants include a provision which provides that the exercise price of these certain Common Warrants will be adjusted in connection with certain equity issuances by the Company. In June 2016, as a result of the June 2016 Unit Offering, the price adjustment provision was triggered and the exercise price of these certain Common Warrants was adjusted to $45,600.00 per share of common stock. During the three months ended September 30, 2016, conversions of the 2015 Convertible note triggered the adjustment provision and the exercise price was adjusted to $561.00 per share of common stock. During the nine months ended September 30, 2016 there were 91,025 Common Warrants exercisable into 1 share of common stock that expired without being exercised.
The following table summarizes the common stock warrant activity during the nine months ended September 30, 2016:

	Common Stock Warrants	Weighted Average Warrant Exercise Price	Weighted Average Remainder Contractual Term in Years
As of September 30, 2016:
Warrants Outstanding as of January 1, 2016	13,219,597	$2.71	4.7
Granted	119,897,500	$1.18	5.3
Exercised	(5,314,973)	$2.53	—
Expired	(91,025)	$10.00	—
Extinguished	(58,800,000)	$0.25	—
Warrants outstanding as of September 30, 2016	68,911,099	$1.80	5.1
Underwriters’ Unit Purchase Option
During the nine months ended September 30, 2016, 121,540 Underwriters’ Unit Purchase Options were exercised for cash in the amount of $1,335,950. Pursuant to the exercise of these options, 121,540 shares of Series E Convertible Preferred Stock were issued and immediately converted into 1 share of common stock and 972,320 Series C Warrants were issued and immediately exercised pursuant to the cashless exercise provision of the Series C Warrants into 15 shares of common stock. There are no outstanding Underwriters’ Unit Purchase Options as of September 30, 2016.

NOTE 11 WARRANTS

As of December 31, 2014, the Company had 5,447,940 warrants outstanding to purchase shares of common stock.
The following table outlines the warrants outstanding and exercisable as of December 31, 2014:

Warrants	Outstanding and Exercisable	Warrant Exercise Price	Common Stock Exchange Ratio	Total Shares of Common Stock Underlying the Warrant	Aggregate Exercise Price for One Common Share	Expiration
Class A	2,041,239	$4.92	50.4 million: 1	1	$248.0 million	April 2021 – July 2021
Class B	1,645,845	$0.20	50.4 million: 1	1	$10.1 million	April 2021 – July 2021
Series A	1,322,500	$7.00	50.4 million: 1	1	$352.8 million	October 2015
Common	438,356	$2.00 – $32.00	50.4 million: 1	1	$100.8 million – $1,612.8 million	April 2016 – July 2021
Total Warrants	5,447,940			4
During the year ended December 31, 2014 Class A and Class B warrants totaling 2,855,664 were granted as part of the sale for cash of the Series D preferred stock units (see NOTE 10 COMMON AND PREFERRED STOCK).
In addition during 2014 prior to the IPO, 1,048,698 common warrants, Class A warrants and Class B warrants to purchase common stock and 7,200,000 warrants to purchase Series D preferred stock were granted in conjunction with the issuance of certain convertible notes payable, consulting services and as financing fees. The Company determined that the fair value of the warrants granted was nominal due to the fair value of the Company’s common stock as of the grant date being nominal as a result of the priority provisions of the preferred stock outstanding at that time.
In October 2014, 57,500 common warrants and 1,322,500 Series A warrants were issued in conjunction with our IPO (see NOTE 10 COMMON AND PREFERRED STOCK).
In October 2014 upon the closing of the IPO, 2,231,727 outstanding warrants to purchase shares of Series A preferred stock and 7,200,000 outstanding warrants to purchase shares of Series D preferred stock were converted at a ratio of 200 to 1 into 47,158 common warrants to purchase shares of common stock.
In September 2014, 157,093 warrants previously issued were amended to eliminate a clause that would cancel the warrant upon the completion of an IPO. The Company recorded an expense for the incremental fair value based on the difference between the fair value of the modified award and the fair value of the original award immediately before it was modified using the Black-Scholes option valuation model to calculate the fair value. The Company determined the incremental fair value of the warrants to be $25,061 which was expensed in the period as the warrants were fully vested.
The following is the weighted average of the assumptions used in calculating the fair value of the warrants at an exchange ratio of 50.4 million warrants for one share of common stock after they were modified in September 2014 using the Black-Scholes method:

Fair market value of one share of common stock	$249.0 million
Aggregate exercise price of 50.4 million warrants	$504.0 million
Risk free rate	0.61%
Dividend yield	0.00%
Expected volatility	37.23%
Remaining contractual term	1.97 years
The following table summarizes the Preferred A stock warrant activity during the year ended December 31, 2014:

	Preferred A Stock Warrants	Weighted Average Exercise Price	Weighted Average Remainder Contractual Term in Years
As of December 31, 2014:
Warrants outstanding as of January 1, 2014	2,231,727	$0.16	3.1
Granted	—	—	—
Converted	(2,231,727)	0.16	2.3
Expired	—	—	—
Warrants outstanding as of December 31, 2014	—	$—	—
The following table summarizes the preferred D stock warrant activity during the year ended December 31, 2014:

	Preferred D Stock Warrants	Weighted Average Exercise Price	Weighted Average Remainder Contractual Term in Years
As of December 31, 2014:
Warrants outstanding as of January 1, 2014	—	—	—
Granted	7,200,000	$0.025	6.8
Converted	(7,200,000)	$0.025	6.7
Expired	—	—	—
Warrants outstanding as of December 31, 2014	—	$—	—
As of December 31, 2015, the Company had 13,219,597 warrants outstanding to purchase shares of common stock.
The following table outlines the warrants outstanding and exercisable as of December 31, 2015:

Warrants	Outstanding and Exercisable	Warrant Exercise Price	Common Stock Exchange Ratio	Total Shares of Common Stock Underlying the Warrant	Aggregate Exercise Price for One Common Share	Expiration
Class A	1,532,598	$0.03	50.4 million: 1	48	$1.6 million	April 2021 – July 2021
Class B	1,310,956	$0.03	50.4 million: 1	29	$1.6 million	April 2021 – July 2021
Series B	1,074,082	$8.75	50.4 million: 1	34	$441.0 million	March 2021 – July 2021
Series C	5,229,973	$2.55	50.4 million: 1	65	$128.5 million	January 2017
Series D	3,503,116	$1.85	2,800: 1	8	$1.6 million	June 2021
Subordination	105,516	$1.85	2,800: 1	2	$1.6 million	June 2021
Common	463,356	$0.03 – $32.00	168,000: 1	26	$1.6 million – $1,612.8 million	April 2016 – July 2021
Total Warrants	13,219,597			212
Class A Warrants
During the year ended December 31, 2015, 508,641 Class A Warrants were exercised pursuant to the cashless exercise provision of the warrant resulting in the issuance of 1 share of common stock. The Class A Warrants include a provision which provides that the exercise price of the Class A Warrants will be adjusted in connection with certain equity issuances by the Company. In March 2015, as a result of the February 2015 Unit Offering, the price adjustment provision was triggered for our Class A Warrants and the exercise price was adjusted from $4.92 to $2.20. In December 2015, the price adjustment was triggered again for our Class A Warrants as the Company closed a senior secured convertible note financing and the exercise price was adjusted from $2.20 to $0.03.
 Class B Warrants
During the year ended December 31, 2015, 334,889 Class B Warrants were exercised pursuant to the cashless exercise provision of the warrant resulting in the issuance of 1 share of common stock. The Class B Warrants include a provision which provides that the exercise price of the Class B Warrants will be adjusted in connection with certain equity issuances by the Company. In December 2015, the Company closed a senior secured convertible note financing and the price adjustment provision was triggered for our Class B Warrants and the exercise price was adjusted from $0.20 to $0.03.
Series A Warrants
During the year ended December 31, 2015, 1,074,082 Series A Warrants were exercised into 1 share of common stock resulting in net cash proceeds of $2,252,020. The Series A Warrants include a provision which provides that the exercise price of the Series A Warrants will be adjusted in connection with certain equity issuances by the Company. In March 2015, as a result of the February 2015 Unit Offering, the price adjustment provision was triggered for our Series A Warrants and the exercise price was adjusted from $7.00 to $2.20. The Series A Warrants expired on October 15, 2015 and all remaining 248,418 outstanding Series A Warrants expired unexercised.
Series B Warrants
The Company sold Units in connection with the Company’s IPO in October 2014, with each 840,000 Units consisting of one share of common stock and 840,000 Series A Warrants to purchase: (i) one share of common stock for every 840,000 Series A Warrants and (ii) 840,000 Series B Warrants to purchase one share of common stock for every 840,000 Series B Warrants. The Series B Warrants are only issued upon the exercise of the Series A Warrants, are exercisable immediately at an exercise price of 125% of the public offering price and expire 6 years from the date of issue. The exercise price and the number of shares for which each Series B Warrant may be exercised is subject to adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting our common stock. In addition, subject to certain exceptions, the exercise price of the Series B Warrants is subject to reduction if the Company issues shares of common stock (or securities convertible into common stock) in the future at a price below the then current market price. There have been no issuances that have triggered the price adjustment provision on the Series B Warrants. During the year ended December 31, 2015, the Company issued 1,074,082 Series B Warrants pursuant to the exercise of 1,074,082 Series A Warrants.
Series C Warrants
In connection with the February 2015 Units Offering, the Company issued Series C Warrants to purchase 1 share of common stock as part of the Units sold in the follow-on offering (see NOTE 10 COMMON AND PREFERRED STOCK) with an exercise price of $2.55 which expire in five years. The exercise price and number of shares of common stock issuable upon exercise is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting our common stock and the exercise price. The Series C Warrants have a cashless exercise provision where in lieu of payment of the exercise price in cash, the holder may receive, at the Company’s discretion, either a cash payment of a predetermined Black Scholes Value of the number of shares the holder elects to exercise, or a number of shares of the Company’s common stock determined according to a cashless exercise formula using the predetermined Black Scholes Value. On December 11, 2015, an amendment was made to the Series C Warrants to require that all warrants be exercised within 25 trading days or be subject to a mandatory exercise provision.
In June 2015, 48,000 of the Units were separated early pursuant to the optional early separation as 384,000 Series C Warrants were exercised into 1 share of common stock resulting in cash proceeds of $979,200. On August 25, 2015 the remaining 2,676,000 Units separated into 2,676,000 shares of Series E Convertible Preferred Stock and 21,408,000 Series C Warrants.
From August 25, 2015 through December 31, 2015, 15,128,027 Series C Warrants were exercised pursuant to the cashless exercise provision resulting in the issuance of 12 shares of Common Stock.
During the year ended December 31, 2015, 14,750 Underwriter Purchase Options were exercised for cash in the amount of $162,250. Upon the exercise of these options, 118,000 Series C Warrants were issued and immediately exercised pursuant to the cashless exercise provision resulting in the issuance of 1 share of common stock.
As of December 31, 2015, 5,229,973 Series C Warrants remain outstanding. Had the cashless exercise provision been exercised by all holders of our Series C Warrants at December 31, 2015, the Company would have had to either pay $11.7 million in cash or issue 12 shares of common stock. The number of shares of common stock that would be required to satisfy the cashless exercise provision increases as the price of the Company’s stock decreases and decreases as the price of the Company’s stock increases.
Series D Warrants
In connection with the issuance of the Notes under the Securities Purchase Agreement, the Company issued Series D Warrants (the “Series D Warrants”), exercisable to acquire 8 shares of Common Stock. Each Series D Warrant is exercisable by the holder beginning six months after December 30, 2015 and continuing for a period five years thereafter. Each Series D Warrant will be exercisable initially at an exercise price of $1.6 million per share, subject to adjustments for certain dilutive events and subject to an exercise price floor equal to $1.16 per share.
On December 31, 2016, the number of warrants issuable upon exercise of the Series D Warrants will be increased to equal the difference, if positive, obtained by subtracting (x) the shares of Common Stock issuable under the Warrants on the date of issuance from (y) 16.6% of the sum of the number of shares of Common Stock actually outstanding on December 31, 2016, plus the number of shares of Common Stock deemed to be outstanding pursuant to all outstanding options or convertible securities of the Company.
The Series D Warrants are exercisable on a cashless basis in the event that there is no effective registration statement under the Securities Act covering the resale of the shares of Common Stock issuable upon exercise of the Series D Warrants. Pursuant to the registration rights agreement between the investors under the Securities Purchase Agreement and the Company, the Company is required to file a registration statement for these shares of Common Stock and the Company intends to file the registration statement in early 2016.
Subordination Warrants
The Subordination Warrants were issued to Spring Forth Investments LLC and Utah Autism Foundation in relation to their agreement to enter into subordination agreements with the collateral agent in the Note Financing whereby each agreed to subordinate their debt to the Notes issued in the Note Financing. The Subordination Warrants have the same general material terms and conditions of the Series D Warrants.
The Subordination Warrants are exercisable for 2 shares of common stock. On December 31, 2016, the number of warrants issuable upon exercise of the Subordination Warrants will be increased to equal the difference, if positive, obtained by subtracting (x) the shares of common stock issuable under the Subordination Warrants on the date of issuance from (y) 0.5% of the sum of the number of shares of common stock actually outstanding on December 31, 2016, plus the number of shares of common stock deemed to be outstanding pursuant to all outstanding options or convertible securities of the Company. Each Subordination Warrant is exercisable by the holder beginning six months after December 30, 2015 and continuing for a period five years thereafter. Each Subordination Warrant will be exercisable initially at a price of $1.6 million per share, subject to adjustments for certain dilutive events (same as the Series D Warrants) and subject to an exercise price floor equal to the Series D Warrant exercise floor price of $1.16 per share.
Common Warrants
For the year ended December 31, 2015, the Company granted 25,000 Common Stock warrants to a consultant of the Company. The warrants are fully vested, have an exercise price of $2.56 and expire in August 2020. The Company recorded an expense in the amount of $54,489 on the date of grant which represents the fair value of the warrants. The Company estimates the fair value of the warrants at grant date using a Black-Scholes valuation model. The estimates in the Black-Scholes option-pricing model are based, in part, on assumptions, including a stock price volatility of 127.37%, the warrant life of 5 years, a risk free rate of 1.53%, the fair value of $129.0 million of the equity stock underlying the option and the aggregate exercise price of $129.0 million for one share of common stock.
The following table summarizes the common stock warrant activity during the years ended December 31, 2015 and 2014:

	Common Stock Warrants	Weighted Average Exercise Price $	Weighted Average Remainder Contractual Term in Years
As of December 31, 2014:
Warrants outstanding as of January 1, 2014	274,420	8.00	4.2
Granted	5,331,520	3.91	5.5
Exercised	(158,000)	0.20	6.6
Expired	—	—	—
Warrants outstanding as of December 31, 2014	5,447,940	4.17	4.9
As of December 31, 2015:
Warrants outstanding as of January 1, 2015	5,447,940	4.17	4.9
Granted	26,617,714	2.71	4.3
Exercised	(17,547,639)	2.47	4.0
Expired	(1,298,418)	2.48	3.4
Warrants outstanding as of December 31, 2015	13,219,597	2.71	4.7
Underwriters’ Unit Purchase Option
In connection with the February 2015 Units Offering, the Company issued to the representative of the underwriters’ a Unit Purchase Option (“Option”) to purchase a number of our Units equal to an aggregate of 5% of the Units sold or 136,200 Units. The purchase option has an exercise price equal to 125% of the public offering price of the Units or $11.00, and the units may be exercised on a cashless basis and will expire 5 years from the date of issue. Each Unit consists of one share of Series E Convertible Preferred Stock and eight Series C Warrants. During the year ended December 31, 2015, 14,750 Underwriter Purchase Options were exercised for cash in the amount of $162,250. Pursuant to the exercise of these options, 14,750 shares of Series E Convertible Preferred Stock were issued and immediately converted into 1 share of common stock and 118,000 Series C Warrants were issued and immediately exercise pursuant to the cashless exercise provision into 1 share of common stock. As of December 31, 2015, 121,450 Unit Purchase Options remain outstanding.